UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-10123

The North Country Funds

(Exact name of registrant as specified in charter)

250 Glen Street, Glens Falls, NY

12801

(Address of principal executive offices)

(Zip code)

Gemini Fund Services, LLC., 450 Wireless Blvd., Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2600

Date of fiscal year end:

11/30

Date of reporting period: 02/29/08

Item 1.  Schedule of Investments.

	THE NORTH COUNTRY FUNDS
EQUITY GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)
February 29, 2008

		Market			Market
Shares		Value	Shares		Value
COMMON STOCKS- 94.13%
Aerospace / Defense - 2.97%			Consulting - 1.36%
14,000	General Dynamics Corp.	$ 1,145,900	44,000	Accenture Ltd.	$ 1,551,000
12,000	Lockheed Martin Corp.	1,238,400
17,000	Rockwell Collins, Inc.	1,001,300	Consumer Products - 2.63%
		3,385,600	22,000	Colgate-Palmolive Co.	1,673,980
Apparel - 0.72%			20,000	Procter & Gamble Co.	1,323,600
13,600	Nike, Inc. - Cl. B	818,720			2,997,580
			Data Processing - 1.05%
Banks - 5.20%			30,000	Automatic Data Processing, Inc.	1,198,500
34,000	Bank of America	1,351,160
52,830	Bank of New York Mellon Corp.	2,317,652	Diversified Financial Services - 3.45%
34,500	Citigroup, Inc.	817,995	40,000	American Express Co.	1,692,000
47,000	Wachovia Corp.	1,439,140	32,000	CIT Group, Inc.	711,040
		5,925,947	9,000	Goldman Sachs Group, Inc.	1,526,670
Beverages - 1.94%					3,929,710
31,800	Pepsico, Inc.	2,212,008	Electric Products - 0.98%
			22,000	Emerson Electric Co.	1,121,120
Chemicals - 0.92%
22,500	Ecolab, Inc.	1,052,775	Electric Utilities - 1.63%
			16,000	Dominion Resources, Inc.	639,040
Computer/Network Products - 6.44%			8,000	Exelon Corp.	598,800
15,000	Apple Computer, Inc.*	1,875,300	18,000	Southern Co.	621,540
86,000	Cisco Systems, Inc.*	2,095,820			1,859,380
30,000	Hewlett Packard, Co.	1,433,100	Entertainment - 1.07%
17,000	International Business		27,000	International Game Technology	1,219,050
	Machines Corp.	1,935,620
		7,339,840	Food - 3.46%
Conglomerates - 7.75%			26,300	General Mills, Inc.	1,472,537
60,000	General Electric Co.	1,988,400	37,000	Kellogg Co.	1,876,640
28,000	Illinois Tool Works, Inc.	1,373,960	35,000	United Natural Foods, Inc.*	592,200
30,000	Ingersoll-Rand Co. - Cl. A	1,255,800			3,941,377
20,000	ITT Industries, Inc.	1,124,800	Hotels - 0.66%
25,000	Parker Hannifin Corp.	1,615,750	22,000	Marriott International, Inc. - Cl. A	750,200
21,000	United Technologies Corp.	1,480,710
		8,839,420	Industrial Gases - 2.57%
			14,500	Air Products & Chemicals, Inc.	1,324,285
			20,000	Praxair, Inc.	1,605,600
					2,929,885

	THE NORTH COUNTRY FUNDS
EQUITY GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 29, 2008

		Market			Market
Shares		Value	Shares		Value
Insurance - 1.87%			Oil & Gas Services - 6.37%
47,000	Genworth Financial, Inc. - Cl. A	$ 1,089,460	26,000	Baker Hughes, Inc.	$ 1,749,540
15,000	Hartford Financial Services		30,000	National Oilwell Varco, Inc.*	1,869,000
	Group, Inc.	1,048,500	36,000	Noble Corp.	1,769,400
		2,137,960	13,319	Transocean, Inc.*	1,871,453
Investment Services - 4.23%					7,259,393
13,000	Franklin Resources, Inc.	1,226,810	Retail - 5.86%
21,500	Merrill Lynch & Co., Inc.	1,065,540	28,000	Costco Wholesale Corp.	1,733,760
50,000	T. Rowe Price Group, Inc.	2,526,500	10,000	JOS A Bank Clothiers, Inc.*	227,800
		4,818,850	28,000	Lowe's Companies, Inc.	671,160
Medical - Drugs - 4.44%			30,000	McDonald's Corp.	1,623,300
40,000	Abbott Laboratories	2,142,000	30,000	Staples, Inc.	667,500
26,000	Johnson & Johnson	1,610,960	18,500	Target Corp.	973,285
30,000	Wyeth	1,308,600	21,500	Walgreen Co.	784,965
		5,061,560			6,681,770
Medical Equipment & Supplies - 6.30%			Semiconductors - 1.05%
39,000	Baxter International, Inc.	2,301,780	40,000	Texas Instruments, Inc.	1,198,400
28,000	Medtronic, Inc.	1,382,080
39,000	St. Jude Medical, Inc.*	1,676,220	Software & Programming - 3.81%
28,000	Stryker Corp.	1,823,080	38,000	Adobe Systems, Inc.*	1,278,700
		7,183,160	61,000	Microsoft Corp.	1,660,420
Medical - HMO - 1.35%			75,000	Oracle Corp.*	1,410,000
22,000	Wellpoint, Inc.*	1,541,760			4,349,120
			Telecommunications - 6.43%
Motorcycles - 0.52%			64,000	AT&T, Inc.	2,229,120
15,800	Harley-Davidson, Inc.	587,128	108,000	Corning, Inc.	2,508,840
			36,000	Neustar, Inc. - Cl.A*	923,760
Multimedia - 1.00%			46,000	Verizon Communications, Inc.	1,670,720
35,000	Walt Disney Co.	1,134,350			7,332,440
			Transportation - 1.15%
Oil & Gas Producers - 4.66%			15,000	Burlington Northern
13,000	ChevronTexaco Corp.	1,126,580		Santa Fe Corp.	1,316,700
14,000	ConocoPhillips	1,157,940	Water - 0.29%
19,500	Exxon Mobil Corp.	1,696,695	17,333	Aqua America, Inc.	330,020
23,000	Valero Energy Corp.	1,328,710
		5,309,925

	THE NORTH COUNTRY FUNDS
EQUITY GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 29, 2008

		Market			Market
Shares		Value			Value
TOTAL COMMON STOCKS			TOTAL INVESTMENTS
(Cost $96,633,258)		$ 107,314,648	(Cost $103,203,102)	99.89%	$113,884,492
			Other assets
MONEY MARKET FUNDS - 5.76%			less liabilities	0.11%	129,281
6,569,844	BlackRock Liquidity
	Temp Fund, 3.75% (a)	6,569,844	TOTAL NET ASSETS	100.00%	$114,013,773

			* Non-income producing security
TOTAL MONEY MARKET FUNDS			(a) Variable rate yield; the coupon rate shown represents
(Cost $6,569,844)		6,569,844	the rate at February 29, 2008.

At February 29, 2008, net unrealized appreciation on investment securities, for book purposes, was as follows:
Aggregate gross unrealized appreciation for all investments for which there was an excess of value over cost					$ 18,407,217
Aggregate gross unrealized depreciation for all investments for which there was an excess of cost over value					(7,725,827)
Net unrealized appreciation					$ 10,681,390

THE NORTH COUNTRY FUNDS
INTERMEDIATE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited)
February 29, 2008

Principal		Market	Principal		Market
Amount		Value	Amount		Value
CORPORATE BONDS - 71.58%
Banks - 9.85%			Cosmetics - 2.52%
$1,000,000	Bank of America Corp.,		$ 2,000,000	Avon Products, Inc.,
	5.75%, due 8/15/16	$ 1,025,765		5.125%, due 1/15/11	$ 2,095,958
800,000	Chase Manhattan Corp.,
	6.00%, due 2/15/09	818,482	Diversified Financial Services - 11.87%
	Citigroup, Inc.,		500,000	American General Finance,
1,000,000	5.125%, due 2/14/11	1,043,346		4.00%, due 3/15/11	498,488
1,000,000	5.00%, due 9/15/14	990,513	500,000	Caterpillar Financial Services
2,500,000	Fifth Third Bank,			4.25%, due 2/8/13	479,611
	4.20%, due 2/23/10	2,554,292		CIT Group, Inc.,
	J.P. Morgan Chase & Co.,		1,000,000	5.20%, due 11/3/10	1,034,009
275,000	6.50%, due 1/15/09	281,425	500,000	5.40%, due 1/30/16	419,140
1,500,000	5.15%, due 10/1/15	1,472,150		General Electric Capital
		8,185,973		Corp.,
Beverages - 2.19%			1,000,000	4.25%, due 6/15/12	1,020,422
1,000,000	Anheuser-Busch Cos. Inc.,		1,000,000	5.375%, due 10/20/16	1,034,730
	5.60%, due 3/1/17	1,039,791	1,200,000	Household Finance Corp.,
500,000	Brown-Forman Corp.- Cl. B,			6.375%, due 10/15/11	1,283,480
	5.20%, due 4/1/12	527,014	1,000,000	International Lease Finance
250,000	Pepsico, Inc.,			Corp.,
	5.70%, due 11/1/08	254,178		5.45%, due 3/24/11	1,031,002
		1,820,983		Morgan Stanley,
Chemicals - 1.24%			2,000,000	4.75%, due 4/1/14	1,971,759
	Praxair, Inc.,		1,000,000	6.60%, due 4/1/12	1,092,488
500,000	5.25%, due 11/15/14	520,609			9,865,129
500,000	5.375%, due 11/1/16	513,535
		1,034,144	Electrical Components & Equipment - 1.21%
Commercial & Professional Services - 0.64%			1,000,000	Emerson Electric Co.,
500,000	Dun & Bradstreet Corp.,			5.125%, due 12/1/16	1,008,038
	5.50%, due 3/15/11	528,670
			Electric Utilities - 3.42%
Communications Equipment - 1.88%			1,000,000	Alabama Power Co.,
1,500,000	Cisco Systems, Inc.,			5.20%, due 1/15/16	1,022,577
	5.50%, due 2/22/16	1,563,622	500,000	Dominion Resources, Inc.,
				5.15%, due 7/15/15	503,955
Computers - 1.23%			500,000	DTE Energy Co.
1,000,000	International Business			6.65%, due 4/15/09	515,953
	Machines Corp.,
	5.375%, due 2/1/09	1,019,703

THE NORTH COUNTRY FUNDS
INTERMEDIATE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 29, 2008

Principal		Market	Principal		Market
Amount		Value	Amount		Value
Electric Utilities (Continued) - 3.42%			Investment Services - 11.71% (Continued)
$ 500,000	Southern Power Co.,			Goldman Sachs Group, Inc.,
	4.875%, due 7/15/15	$ 495,299	$ 300,000	6.65%, due 5/15/09	$ 311,840
300,000	Virginia Electric & Power,		1,000,000	6.60%, due 1/15/12	1,091,530
	4.50%, due 12/15/10	307,156	1,000,000	5.125%, due 1/15/15	1,003,699
		2,844,940	250,000	5.625%, due 1/15/17	246,892
Foods - 5.51%				Lehman Brothers Holdings, Inc.,
1,000,000	Heinz (H.J.) Co.,		2,000,000	5.75%, due 5/17/13	2,016,400
	6.00%, due 3/15/08	1,000,505	500,000	5.75%, due 1/3/17	498,518
1,950,000	Hershey Foods Corp.,			Merrill Lynch & Co., Inc.,
	5.45%, due 9/1/16	2,016,996	166,000	6.25%, due 10/15/08	168,336
	Kraft Foods, Inc.,		300,000	6.00%, due 2/17/09	306,066
500,000	6.25%, due 6/1/12	533,116	2,000,000	5.00%, due 1/15/15	1,967,119
1,000,000	5.25%, due 10/1/13	1,026,106			9,730,813
		4,576,723	Miscellaneous Manufacturing - 0.61%
Healthcare Services - 0.59%			500,000	Honeywell International, Inc.,
500,000	UnitedHealth Group, Inc.,			4.25%, due 3/1/13	504,513
	5.00%, due 8/15/14	489,872
			Multimedia - 0.64%
Household Products - 0.60%			500,000	Walt Disney Co.,
500,000	Fortune Brands, Inc.,			5.625%, due 9/15/16	529,136
	5.375%, due 1/15/16	499,358
			Oil & Gas - 3.46%
Insurance - 3.06%			500,000	Anadarko Finance Co.,
	American International			6.75%, due 5/1/11	530,575
	Group, Inc.,		500,000	Anadarko Petroleum Corp.,
1,000,000	5.60%, due 10/18/16	997,283		5.95%, due 9/15/16	502,331
500,000	5.05%, due 10/1/15	494,299	500,000	Apache Corp.,
1,000,000	Genworth Financial			5.25%, due 4/15/13	524,719
	Inc. - Cl. A,		300,000	BJ Services Co.,
	5.65%, due 6/15/12	1,051,212		5.75%, due 6/1/11	319,434
		2,542,794	1,000,000	Sunoco, Inc.,
Investment Services - 11.71%				5.75%, due 1/15/17	997,860
	Bear Stearns Co., Inc.,				2,874,919
300,000	3.90%, due 11/15/08	298,386	Pharmaceuticals - 1.91%
300,000	4.50%, due 10/28/10	304,196	500,000	Abbott Laboratories,
1,000,000	5.70%, due 11/15/14	1,026,983		5.15%, due 11/30/12	529,606
500,000	5.55%, due 1/22/17	490,848	1,000,000	Wyeth,
				5.50%, 2/1/14	1,055,715
					1,585,321

Net unrealized appreciation					$ 1,594,782

THE NORTH COUNTRY FUNDS
INTERMEDIATE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 29, 2008

Principal		Market	Principal		Market
Amount		Value	Amount		Value
Retail - 2.47%			Government Agencies - 26.00% (Continued)
$1,000,000	Home Depot, Inc.,		$ 1,000,000	Federal Home Loan
	5.40%, due 3/1/16	$ 976,242		Mortgage Corp.,
1,000,000	Target Corp.,			4.625%, due 10/15/12	$ 1,058,173
	6.35%, due 1/15/11	1,081,048		Federal National Mortgage
		2,057,290		Association,
Telecommunications - 4.97%			2,000,000	3.25%, due 2/10/10	2,035,194
1,000,000	AT&T, Inc. Global Bond,		2,000,000	4.80%, due 11/27/12	2,081,024
	5.30%, due 11/15/10	1,043,370	2,000,000	3.625%, due 2/12/13	2,021,656
	Bellsouth Corp.,				21,614,207
500,000	4.20%, due 9/15/09	505,344	Mortgage Backed Securities - 0.01%
500,000	5.20%, due 9/15/14	510,663	1,322	Federal National Mortgage Assoc.,
500,000	GTE Northwest, Inc.,			Pool # 457197,
	5.55%, due 10/15/08	505,601		6.50%, due 11/1/08	1,333
500,000	Verizon Global,		1,371	Federal Home Loan Bank
	4.375%, due 6/1/13	499,039		Pool # G10857,
1,000,000	Verizon NJ, Inc.,			6.50%, due 11/1/08	1,428
	5.875%, due 1/17/12	1,069,380			2,761
		4,133,397	TOTAL U.S. GOVERNMENT &
TOTAL CORPORATE BONDS			AGENCY OBLIGATIONS
(Cost $59,335,593)		59,491,296	(Cost $20,177,889)		21,616,968

U.S. GOVERNMENT & AGENCY			MONEY MARKET FUNDS - 2.17%
OBLIGATIONS - 26.01%			1,807,742	BlackRock Liquidity
Government Agencies - 26.00%				Temp Fund, 3.75% (a)	1,807,742
	Federal Home Loan Bank,
2,000,000	5.25%, due 6/11/09	2,013,454	TOTAL MONEY MARKET FUNDS
2,000,000	5.00%, due 12/11/09	2,092,632	(Cost $1,807,742)		1,807,742
2,000,000	5.30%, due 6/11/10	2,013,722
500,000	5.125%, due 9/29/10	532,425	TOTAL INVESTMENTS
1,000,000	2.625%, due 3/11/11	998,898	(Cost $81,321,224)	99.76%	82,916,006
1,000,000	5.65%, due 6/29/12	1,071,686	Other assets
1,000,000	4.82%, due 11/13/12	1,040,045	less liabilities	0.24%	199,405
1,000,000	5.25%, due 9/13/13	1,086,541
500,000	5.25%, due 9/12/14	542,852	TOTAL NET ASSETS	100.00%	$ 83,115,411
1,000,000	5.375%, due 10/24/14	1,018,343
2,000,000	5.25%, due 7/28/15	2,007,562	(a) Variable rate yield; the coupon rate shown represents
			the rate at February 29, 2008.

At February 29, 2008, net unrealized appreciation on investment securities, for book purposes, was as follows:
Aggregate gross unrealized appreciation for all investments for which there was an excess of value over cost					$ 1,874,123
Aggregate gross unrealized depreciation for all investments for which there was an excess of cost over value					(279,341)
Net unrealized appreciation	$ 1,594,782

Security Valuation - Securities which are traded on a national securities exchange are valued at the last quoted sale price.  NASDAQ traded securities are valued using the NASDAQ official closing price (NOCP).  Investments for which no sales are reported are valued at its last bid price.  Any securities or other assets for which market quotations are not readily available, or securities for which the last bid price does not accurately reflect the current value, are valued at fair value as determined by the Trust's Fair Value Committee (the "Committee") in accordance with the Trust's "Portfolio Securities Valuation Procedures (the "Procedures").  Pursuant to the Procedures, the Committee will consider, among others, the following factors to determine a security's fair value: (i) the nature and pricing history (if any) of the security; (ii) whether any dealer quotations for the security are available; and (iii) possible valuation methodologies that could be used to determine the fair value of the security.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by an independent pricing service which uses prices based upon yields or prices of comparable securities, indications as to values from dealers, and general market conditions, when the adviser believes such prices accurately reflect the fair market value of the security.  The ability of issuers of debt securities held by the Funds to meet their obligations may be affected by economic or political developments in a specific country or region.

Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined represents fair value.

Item 2. Controls and Procedures.

(a)

Based on an evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-Q, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

Item 4. New Accounting Pronouncements

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48 - Accounting for Uncertainty in Income Taxes that requires the tax effects of certain tax positions to be recognized. These tax positions must met a "more likely than not" standard - i.e., based on its technical merits, a position must have a more than 50% likelihood of being sustained upon examination. FASB Interpretation No. 48 is effective for fiscal periods beginning after December 15, 2006. As such, any necessary adjustments pursuant to the Interpretation will be reflected on the Semi-Annual report for the period ending December 31, 2007. At adoption, the financial statements must be adjusted to reflect only those tax positions that more likely than not will be sustained. At this time, Management believes that the adoption of FIN 48 will have no impact on the financial statements of the Fund.

In February 2007, the FASB issued FASB Statement No. 159, "Fair Value Option for Financial Assets and Financial Liabilities including an amendment of FASB Statement No. 115" ("SFAS No. 159"), which permits entities to choose to measure many financial instruments and certain other items at fair value. This Statement is effective as of the beginning of an entity's first fiscal year that begins after November 15, 2007. Management is currently evaluating the potential impact the adoption of SFAS No. 159 will have on the Funds' financial statements.

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective December 1, 2007. In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•

Level 1 - quoted prices in active markets for identical investments

•

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•

Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The valuation techniques used by the Fund to measure fair value during the three months ended February 29, 2008 maximized the use of observable inputs and minimized the use of unobservable inputs. The Fund utilized the following fair value techniques: multi-dimensional relational pricing model, option adjusted spread pricing and estimated the price that would have prevailed in a liquid market for an international equity given information available at the time of evaluation.

The following is a summary of the inputs used as of February 29, 2008 in valuing the North Country Intermediate Bond Fund's investments carried at value:

Valuation Inputs	Investments in Securities	Other Financial Instruments
Level 1 – Quoted Prices	$0	$0
Level 2 – Other Significant Observable Inputs	$82,916,006	$0
Level 3 – Significant Unobservable Inputs	$0	$0
Total	$82,916,006	$0

The following is a summary of the inputs used as of February 29, 2008 in valuing the North Country Equity Growth Fund's investments carried at value:

Valuation Inputs	Investments in Securities	Other Financial Instruments
Level 1 – Quoted Prices	$107,314,648	$0
Level 2 – Other Significant Observable Inputs	$6,569,844	$0
Level 3 – Significant Unobservable Inputs	$0	$0
Total	$113,884,492	$0

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The North Country Funds

By (Signature and Title)

/s/Andrew Rogers

       Andrew Rogers, President

Date       4/28/08

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/Andrew Rogers

        Andrew Rogers, President

Date      4/28/08

By (Signature and Title)

/s/Jim Colantino

       Jim Colantino, Treasurer

Date      4/28/08